Retirement Plans	12 Months Ended
Dec. 31, 2015
Retirement Plans [Abstract]
Retirement Plans

14. Retirement Plans

Retirement obligations under various plans cover substantially all full-time employees who meet age and/or service eligibility requirements.  All plans providing retirement benefits to our employees are defined contribution plans.  Expenses for our retirement and profit-sharing plans, excess benefit plans and other similar plans are as follows (in thousands):

For the Years Ended December 31,
2015	2014	2013

$11,970	$13,838	$14,511

These expenses include the impact of market gains and losses on assets held in deferred compensation plans.

We have excess benefit plans for key employees whose participation in the qualified plans is limited by U.S. Employee Retirement Income Security Act requirements. Benefits are determined based on theoretical participation in the qualified plans.  Benefits are only invested in mutual funds, and participants are not permitted to diversify accumulated benefits in shares of our capital stock. Trust assets invested in shares of our stock are included in treasury stock, and the corresponding liability is included in a separate component of stockholders’ equity. At December 31, 2015, these trusts held 99,309 shares at historical average cost or $2.4 million of our stock (2014 – 99,231 shares or $2.3 million).